Software Development Costs (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Software Development Costs Abstract
Amortization of capitalized software development costs	$ 144,000	$ 96,000	$ 293,000	$ 193,000
Capitalized software development costs	53,000		53,000		$ 177,000
Impairment of capitalized software	$ 100,000		$ 238,000	$ 1,000	$ 550,000	$ 23,000